The Group’s Business Reorganization and General Information	12 Months Ended
Jun. 30, 2025
The Group’s Business Reorganization and General Information [Abstract]
The Group’s Business Reorganization and General Information
1.	THE GROUP’S BUSINESS REORGANIZATION AND GENERAL INFORMATION

Moolec Science SA (the “Company” or the “Group”) is an exempted company incorporated under the laws of the laws of the Cayman Islands.

The company was previously registered with the Luxembourg Trade and Companies’ Register (Registre de Commerce et des Sociétés, Luxembourg) under number B268440. On May 22, 2025 (the “Effective Date”), the Company changed its jurisdiction by redomiciling Moolec Science (Luxembourg) from the Grand Duchy of Luxembourg to the Cayman Islands as Moolec Science (Cayman Islands) by way of continuation pursuant to Part XII of the Companies Act (Revised) of the Cayman Islands (the “Redomiciliation”). Following the Redomiciliation, the Company’s address is at c/o Ogier Global (Cayman) -89 Nexus Way, Camana Bay, Grand Cayman KY1-9009.

The Bioceres Group Business Combination Agreement.

Before the end of the fiscal year, on June 16, 2025, the Company consummated a business combination (the “Business Combination”). Prior to such consummation, a series of previous steps had taken place, as follows:

On May 14, 2025, Moolec Science (Luxembourg) made effective a reverse stock split of its Ordinary Shares (the “Reverse Stock Split”) on the consolidation ratio of ten-to-one (the “Consolidation Ratio”), pursuant to which holders of Ordinary Shares received one Ordinary Share for every ten Ordinary Shares held.

On May 22, 2025, the Company changed its jurisdiction by redomiciling Moolec Science (Luxembourg) from the Grand Duchy of Luxembourg to the Cayman Islands as Moolec Science (Cayman Islands) by way of continuation pursuant to Part XII of the Companies Act (Revised) of the Cayman Islands. On the Effective Date, all of the shares of Moolec Science (Luxembourg), par value $0.10 per share by operation of law became shares of Moolec Science (Cayman Islands), par value $0.10 per share (the “Ordinary Shares”).

After completion of the Reverse Stock Split, all references to the Ordinary Shares, share data, per share data and related information have been adjusted for the Consolidation Ratio to reflect the Reverse Stock Split. The Reverse Stock Split has consolidated each ten of the Ordinary Shares into one Ordinary Share, with a new par value of $0.10 per Ordinary Share. Upon completion of the Reverse Stock Split, no fractional Ordinary Shares were issued, and any fractional Ordinary Shares resulting from the Reverse Stock Split were rounded up to the nearest whole Ordinary Share. Except for the adjustments that resulted from the treatment of fractional shares, the Reverse Stock Split did not have any dilutive effect on the shareholders.

Through the consummation of the Business Combination, Moolec Science SA acquired all the issued and outstanding equity interests of Bioceres Group and Nutrecon and 50% of Gentle Tech, integrating mature agricultural biologicals and seed businesses, nutritional solutions, and emerging technology ventures. In consideration for the contributed entities, the Company issued approximately 6.2 million of ordinary shares to the shareholders of Bioceres Group, 450,000 of ordinary shares and 500,000 private warrants with an exercise price of US$20.00 per share to the shareholders of Nutrecon, and 132,750 ordinary shares to the shareholders of Gentle Tech. Also, Moolec Science SA committed to issue additional ordinary shares twelve months after the acquisition date, representing the 10% of the total shares to be issued (the “Holdback”), representing approximately 0.7 million of ordinary shares to the shareholders of Bioceres Group, 50,000 of ordinary shares to the shareholders of Nutrecon, and 14,750 ordinary shares to the shareholders of Gentle Tech.

On June 16, 2025, following the consummation of the Business Combination, the Company initiated integration processes across organizational, operational, and IT functions to support competitiveness and long-term sustainability. In parallel, management continued to advance the ongoing operations, which remain crucial to maintaining business continuity and supporting the successful execution of the integration and growth strategy. The consolidated results as of and for the year ended June 30, 2025 (“FY2025”) reflect purchase accounting. The prior periods as of and for the year ended June 30, 2024 (“FY2024”) and for the year ended June 30, 2023 reflects the Predecessor on a stand-alone basis and does not include any effects of the Business Combination. As a result, variances between FY2025 and FY2024 primarily reflect changes in scope and basis of presentation rather than purely period-over-period operating trends, and therefore the periods are not directly comparable. Effective as of the Closing (i.e., June 16, 2025), the Company accounted for the Business Combination under IFRS 3, Business Combinations, using the acquisition method of accounting and treating the transaction as a reverse acquisition. Under this approach, Bioceres Group (the legal subsidiary) was considered the accounting acquirer, and Moolec Science SA (the legal acquirer) was considered the accounting acquiree, together with Gentle Tech and Nutrecon.

1.1 Going Concern

The Business Combination, initially announced on April 17, 2025, in which the Company, Bioceres Group (formerly, Bioceres Group PLC, one of the main shareholders of the Company), Gentle Tech and Nutrecon entered into the Bioceres Group Business Combination Agreement, pursuant to which several parties transferred their respective holdings in Bioceres Group, Nutrecon and Gentle Tech (together, the “Contributed Entities”) to the Company, in exchange of a combination of newly issued Company’s shares, and warrants, to the shareholders of the Contributed Entities. Following the closing, Moolec became the legal parent company of the combined group comprising Bioceres Group, Gentle Tech, and Nutrecon. The Business Combination was ratified by Moolec shareholders at the Extraordinary General Meeting (“EGM”) held on June 16, 2025, with 77% of the outstanding shares present at the meeting, and 98% of the votes cast were in favor of the transaction. From an accounting perspective and based on the guidance of IFRS 3, Bioceres Group Limited is deemed to be the accounting acquirer. The transaction was subsequently consummated on the same date, June 16, 2025 (the “Closing”).

On June 18, 2025, Bioceres Crop Solutions Corp. (BIOX), a public company controlled until that date by Bioceres Group Limited, entered into an amendment with the Secured Notes’ holders by which the holders of the Secured Notes waived the breach of covenants that led to the default of the debt (specifically, the breach of covenants related to the Consolidated Total Net Leverage Ratio (determined as the ratio of (a) Consolidated Total Net Debt as of the last day of such Test Period to (b) Consolidated EBITDA of the Issuer and its Subsidiaries for such Test Period) of 3.75x as of March 31, 2025), retrospectively modifying the required Consolidated Total Net Leverage Ratio to 5x Consolidated Total Net Leverage Ratio, and extended the maturity of the Secured Notes to August 31, 2027. In accordance with the terms of the amendments, effective June 24, 2025, Gloria Montaron Estrada, Enrique Lopez Lecube, and Keith McGovern were replaced in Bioceres Crop Solutions Corp.’s Board of Directors by Milen Marinov, Noah Kolatch and Scott Crocco, who were nominated by certain holders of the Secured Notes. Bioceres Crop Solutions Corp. agreed, for so long as the Secured Notes remain outstanding, to continue to nominate Messrs. Marinov, Kolatch and Crocco (or such other persons as may be nominated as their replacements) for additional terms as directors.

The effect of the changes in the terms of the Secured Notes of Bioceres Crop Solutions, resulted in the loss of de facto control of that subsidiary and consequently, its deconsolidation. The equity method was applied to account for the investment in such former subsidiary, as well as for other investments in joint ventures and associates (the “BIOX deconsolidation”). Even when there was a deconsolidation of the business, the Company will continue to be affected by BIOX business due to the HB4 royalty agreement. It is important to note that the effects of the loss of control in BIOX represents substantially all of the Company’s business.

As a result of the loss of control over BIOX, access to financing that Bioceres S.A., its wholly owned subsidiary Bioceres LLC, Bioceres Group Limited and Moolec Science SA had until then, was restricted or limited.

In June 2025, Bioceres S.A., one of the Argentine subsidiaries of Bioceres Group Limited, defaulted on a portion of its financial debt that was due that month. As a result, Bioceres S.A. had initiated a debt restructuring process for its financial debt for an aggregate amount of $36.4 million.

In July 2025, Bioceres LLC, a wholly owned subsidiary of Bioceres S.A., received a notice of default on its financial debt in the amount of $69.5 million. The creditor conducted a public auction for 3,062,500 pledged BIOX shares, pursuant to the New York Uniform Commercial Code. Management has responded to the creditor, reserving all rights, remedies, and defenses. As of June 30, 2025, the current debt amounts to $58.0 million.

The defaults by Bioceres S.A. and Bioceres LLC do not have implications in other debts as there are no cross-default clauses on the remaining financial debt of the Group. There are no guarantees granted above Bioceres S.A. and Bioceres LLC.

As of June 30, 2025, the Group had a negative working capital amounting to $204,860,444, and a shareholders’ deficit of $82,873,602. Additionally, the Group reported recurring operating losses amounting to $104,150,129.

The Company had the financial support of its main shareholders and considering the aforementioned events that derived in the loss of the financial support that was previously provided by Bioceres Group (and who is also no longer a shareholder of the Company), and, consequently, raise a material uncertainty which may cast significant doubt (or raise substantial doubt as contemplated by PCAOB standards)  about the ability of Moolec Science SA to continue as a going concern, currently, the Group lacks sufficient financial resources to meet its obligations or fully implement its business plan. Without securing additional capital, the Group will not be able to sustain its operations.

The uncertainty surrounding the ability to secure additional funding and the potential for continued operational losses contribute to substantial doubt about the Group’s ability to continue as a going concern.

Management has plans to address the Group’s financial situation as follows:

Theo I SCSp

On November 28, 2025, subsequent to the reporting date, Theo I SCSp received a conditional payment order from district court of  Luxembourg, and therefore the General Partners engaged Ogier (Luxembourg) SCS represented by its general partner Ogier Luxembourg (GP) S.à.r.l  formally as their legal advisor to assist with Theo I SCSp’s declaration of bankruptcy before the Luxembourg District Court. The declaration of bankruptcy will declare Theo I SCSp bankrupt and appoint a receiver who will take control over the management of the company.

The loss of control constitutes the derecognition event under IFRS 10.25. Accordingly, the Group will derecognize the assets and liabilities of Theo I SCSp and will remeasure its retained interest at fair value in accordance with IFRS 9 at the date of the derecognition event. This will result in the recognition of an estimated gain of $9.5 million in the consolidated statement of profit or loss as of the derecognition date.

The Group will continue to measure its retained interest in Theo I SCSp at fair value through profit or loss until the liquidation process is formally completed.

Bioceres S.A. and Bioceres LLC

On December 16, 2025, subsequent to the reporting date, the Board of Directors of Bioceres S.A. formally approved the initiation of voluntary bankruptcy proceedings and instructed management to seek and appoint a trustee (“síndico”) to oversee the process. The commencement of the voluntary bankruptcy proceedings and the transfer of decision-making authority to the trustee will result in the Group losing control over Bioceres S.A. in accordance with the principles of IFRS 10 Consolidated Financial Statements. As Bioceres LLC is a wholly owned subsidiary of Bioceres S.A., the Group simultaneously will lose control over Bioceres LLC as well.

Under IFRS 10.25, the date on which control is lost constitutes the derecognition event. Accordingly, after December 16, 2025, the Group will derecognize the assets and liabilities of Bioceres S.A. and Bioceres LLC and will remeasure any retained interest at fair value in accordance with IFRS 9 Financial Instruments.

The resulting derecognition effects are expected to generate an approximate gain of $91.0 million related to the loss of control of Bioceres S.A. and an additional approximate gain of $5.3 million related to the loss of control of Bioceres LLC (including the loss of holding in BIOX, therefore it will no longer be an equity method associate). These amounts will be recognized in the consolidated statement of profit or loss as of the derecognition date.

The Group will continue to monitor the progress of the voluntary bankruptcy and liquidation proceedings and will update the accounting treatment as necessary in accordance with IFRS.

Management expects that certain shareholders and/or investors will continue or commence to provide new financing lines.

However, there is no assurance that investors and shareholders will continue to provide financing, or that the Group’s future operations will generate profitability. The uncertainty surrounding the ability to secure additional funding and the potential for continued operational losses contribute to raise a material uncertainty which may cast significant doubt (or raise substantial doubt as contemplated by PCAOB standards) about the Group’s ability to continue as a going concern.

The consolidated financial statements of Moolec Science SA do not include any adjustments that may be required to address the potential impacts on the recoverability and classification of assets or the amounts and classifications liabilities, should the Group be unable to continue as a going concern.

Accordingly, the financial statements of Moolec Science SA for periods prior to the Closing reflect the historical financial information of Bioceres Group. The financial information as of and for the year ended June 30, 2025 reflects the figures corresponding to Bioceres Group and incorporates the effects of applying the acquisition method to Moolec Science SA, Gentle Tech and Nutrecon, measured at fair value in accordance with IFRS 3.